Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Intangible Assets Tables Abstract
Schedule of Intangible Assets

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	June 30, 2019	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(739,167)	(509,790)
Intellectual Property, Net	$1,554,603	$1,783,980

Schedule of Future expected Amortization of intangible assets	Estimated future amortization expense is as follows:
Year ending June 30,
2020	229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
$1,554,603